ACQUISITIONS - Allocation of Purchase Price (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Liabilities assumed:
Goodwill	$ 21,142	$ 234,883		$ 848
RideNow
Assets acquired:
Cash			$ 34,436
Contracts in transit			10,878
Accounts receivable			10,142
Inventory			127,080
Prepaid expenses			1,785
Property & equipment			18,707
Franchise rights			296,542
Other intangible assets, net			21,558
Other assets			92
Total assets acquired			668,375
Liabilities assumed:
Accounts payable, accrued expenses and other current liabilities			39,883
Notes payable - floor plan			47,161
Deferred tax liabilities			41,484
Other long-term liabilities			6,210
Total liabilities assumed			271,165
Total net assets acquired			397,210
Goodwill			207,675
Total consideration			604,885
RideNow | Related Party
Assets acquired:
Right-of-use assets			124,243
Liabilities assumed:
Lease liabilities			106,966
Notes payable			2,167
RideNow | Nonrelated Party
Assets acquired:
Right-of-use assets			22,912
Liabilities assumed:
Lease liabilities			22,912
Notes payable			$ 4,382
Freedom Transaction
Assets acquired:
Cash	6,381
Contracts in transit	1,170
Accounts receivable	1,089
Inventory	24,809
Prepaid expenses	214
Right-of-use assets	2,876
Property & equipment	50,228
Franchise rights	39,661
Other intangible assets, net	2,167
Other assets	287
Total assets acquired	128,882
Liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	5,407
Notes payable - floor plan	18,337
Lease liabilities	2,002
Deferred revenues	3,495
Mortgage notes	26,809
Notes payable	4,693
Total liabilities assumed	60,743
Total net assets acquired	68,139
Goodwill	29,098
Total consideration	$ 97,237